Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Schedule of black-scholes model

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	USD	USD	USD	RMB
Input
Share price	3.55	4.93	2.64	18.56
Risk-free interest rate	3.95%	4.26%	3.47%	3.47%
Volatility	60.6%	59.5%	49.66%	49.66%
Exercise price	11.50	2,300	92,000	646,650
Dividend Yield	0.0%	0.0%	0.0%	0.0%
Warrant life (yr)	3.71 years	2.71 years	1.71 years	1.71 years

Schedule of warrant liabilities measured

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Warrant liabilities (Level 3)	-	-	-

Schedule of Warrants activities

Private Warrants	Warrants	Weighted Average Exercise Price Per Share	Average Remaining Period (Years)
Outstanding as of December 31, 2023	270,500	$11.50	3.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2024	270,500	$2,300	2.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2025	270,500	$92,000	1.71